STATEMENTS OF CASH FLOW - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2017	May 31, 2016	Aug. 31, 2016	Aug. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (27,068,248)	$ (38,613)	$ (168,323)	$ (164)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,614
Stock based compensation	23,226,492		72,309
Gain on extinguishment of debt				(17,288)
Increase in operating assets:
Prepaid expenses	(215,753)		(9,167)
Increase in operating liabilities:
Accounts payable and accrued expenses	310,841	24,461	53,290	13,307
Bank indebtedness	(1,805)	542	1,985
Net Cash Used in Operating Activities	(3,745,859)	(13,610)	(49,906)	(4,145)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment	(29,910)
Net Cash Used in Investing Activities	(29,910)
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase in related party payables	39,615	8,183	45,288	4,145
Proceeds from exercise of warrants	940,000
Proceeds from issuance of common stock and warrants	3,019,676
Net Cash Provided by Financing Activities	3,999,291	8,183	45,288	4,145
Net decrease in cash and cash equivalents	223,522	(5,427)	(4,618)
Cash and cash equivalents, beginning of period	809	5,427	5,427	5,427
Cash and cash equivalents, end of period	224,331		809	5,427
Supplemental cash flow information:
Cash paid for interest	5
Cash paid for taxes	822
Non-cash financing transactions:
Related party subscription receivable recorded to contributed capital		2,500	2,500
Related party loan forgiven to contributed capital		40,057	37,557
Related party assumption of accounts payable recorded to contributed capital		$ 33,782	$ 33,782